Loss Per Share (Details) - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Earnings Per Share [Line Items]
Basic weighted average shares outstanding	1,607,121,984	1,525,693,393	1,594,063,579	1,525,693,393
Dilutive weighted average shares outstanding	1,607,121,984	1,525,693,393	1,594,063,579	1,525,693,393
Loss per common share (basic and diluted)	$ 0.00	$ (0.01)	$ 0.00	$ (0.01)